Inventories (Tables)	12 Months Ended
Jun. 30, 2021
Inventories
Schedule of inventories

	2021	2020
for the year ended 30 June	Rm	Rm

Carrying value
Crude oil and other raw materials	4 269	3 513
Process material	1 834	1 868
Maintenance materials	5 585	6 376
Work in progress	2 560	2 108
Manufactured products	15 315	13 681
Consignment inventory	179	255
	29 742	27 801